Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	39,520,682	33,894,592	28,500,000
Common stock, shares outstanding	39,520,682	33,894,592	28,500,000
Series A Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	31,581	33,414	33,314
Preferred stock, shares outstanding	31,581	33,414	33,314
Series B Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	8,063	8,063	7,000
Preferred stock, shares outstanding	8,063	8,063	7,000
Series D Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	914	0
Preferred stock, shares outstanding	0	914	0